Exhibit 99.1-6

Schedule 5

Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	210049301	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
2	210049591	xx/yy/zzzz	xx/yy/zzzz	1	Data Discrepancy
3	210049611	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
4	210049836	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
5	210049910	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
6	210049963	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
7	210050030	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
8	210050082	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
9	210050094	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
10	210050141	xx/yy/zzzz	xx/yy/zzzz	58	Data Discrepancy
11	210050260	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
12	210050338	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
13	210050377	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
14	210050500	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
15	210050503	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
16	210050539	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
17	210050596	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
18	210050716	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
19	210050917	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
20	210050993	xx/yy/zzzz			No documentation provided
21	210050995	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
22	210051019	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found